S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 23, 2025
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor Controlling Persons [Table Text Block]

On July 28, 2025, we entered into a share subscription agreement with our sponsor for the subscription of 2,957,143 Class B ordinary shares, par value $0.0001 each, for a total consideration of $25,000. Such Class B ordinary shares were issued on August 8, 2025, following the capital re-designation. Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The per share price of the founder shares was determined by dividing the amount contributed to the company by the number of founder shares issued. The post-offering percentages in the following table assume that the underwriter does not exercise its over-allotment option and that there are 9,082,529 ordinary shares issued and outstanding after this offering.

	Before Offering			After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned		Approximate Percentage of Outstanding Ordinary Shares(2)	Number of Shares Beneficially Owned(3)	Approximate Percentage of Outstanding Ordinary Shares(3)
Issacyan Co., Ltd.	2,957,143	(2)	100.0%			%
Bo Yan(3)	2,957,143	(2)	100.0	—	—
Shen Ma	—		—	—	—
Angel Colon	—		—	—	—
Xiangyi Chen	—		—	—	—
Yan Leng	—		—	—	—
All executive officers, directors and director nominees as a group (5 individuals)	2,957,143		100.0%	—	—

* Less than one percent.

(1)	Unless otherwise noted, the business address of each of our shareholders, directors and officers is Room 1018, CYTS Plaza, No.5 Dongzhimen South Avenue, Dongcheng District, Beijing, China 100007.
(2)	Including 385,714 founder shares subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.
(3)	Bo Yan is the sole director and controls our sponsor, Issacyan Co., Ltd.

SPAC Fiduciary Duties To Other Companies Spac Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers, director nominees and officer nominees currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation/Title
Bo Yan	Beijing Sigu Technology Co., Ltd.	Consulting	Director
	Beijing Chengye Private Equity Fund Management Co., Ltd.	private investment	Director
	Beijing Chang’an Zhonglian Technology Co., Ltd.	Technical service	Director
	Beijing Fenghuang Huitong Technology Co., Ltd.	Technical service	Director
	Beijing Sigu Information Technology Center (Limited Partnership)	Consulting	Director
Shen Ma	Zhejiang Panorama Technology Co., Ltd	Technical service	Supervisor
	Beijing Education and Training Network Technology Co., Ltd	Education	Supervisor
	CICT Connected and Intelligent Technologies Co., Ltd	Technology	Director
Angel Colon	Sentage Holdings Inc.	Financial Services	Director
	Horizon Space Acquisition I Corp.	SPAC	Director
	Netclass Technology Inc.	B2B IT solutions	Director
	NY Capital Management Group, LLC	Private Investment	Managing Member
	Turing Funds, LLC	Private Investment	Managing Member
Xiangyi Chen	Shandong Meichen Science & Technology Co., Ltd.	Ecological solutions	Director
	Beijing GaoLiang Private Equity Fund Management Co., Ltd.	Private Investment	Director
Yan Leng	Huayi Shengkang Technology Co, Ltd	Health Sector	Chief Executive Officer